As filed with the Securities and Exchange Commission on November 5, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Franklin H. Na, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
(Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Custom Global Equity Allocation Fund

Annual Shareholder Report

August 31, 2026

Class M: GEAMX

This annual shareholder report contains important information about the Fund for the period of August 3, 2026 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/GEAMX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class M	$2	0.21%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

How did the Fund perform over the period?

Since its inception on August 3, 2026 through the period end, the Fund returned 0.70%, underperforming its benchmark, the MSCI All Country World Index (Net) (the Index) for the same period. Global equities rose in August 2026, with the Index gaining 2.67% on strong Technology earnings, AI-related capital spending, and a weaker U.S. dollar over the period. The Fund experienced significant inflows through August. Cash awaiting investment across global time zones following investor subscriptions into the Fund created a relative performance drag, accounting for virtually all the Fund's deviation from the Index from inception through the period end.

Performance Attribution

Top Contributors

Top Detractors

  IT sector on an absolute basis

  Cash reserved for investment

Key Fund Statistics

Table Summary
Net Assets	$592,103,855
Number of Portfolio Holdings	480
Portfolio Turnover Rate	1%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional Treasury Money Market Fund Premier Class	24.5%
NVIDIA Corp.	3.9%
Apple, Inc.	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc. Class A	1.6%
Alphabet, Inc. Class C	1.2%
Broadcom, Inc.	1.0%
Meta Platforms, Inc. Class A	0.9%
Tesla, Inc.	0.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	23.1%
Financials	13.3%
Industrials	7.8%
Consumer Discretionary	7.1%
Communication Services	6.5%
Health Care	6.2%
Materials	3.2%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.3%
Real Estate	0.8%
Exchange-Traded Funds	0.3%
Short-Term Investments	24.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United States	78.5%
Japan	2.9%
Canada	2.5%
Korea	2.5%
China	2.3%
United Kingdom	1.5%
Taiwan	1.4%
Australia	1.0%
France	0.9%
Germany	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/GEAMX-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

BB0205 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class M: GEAMX

Custom Global Equity Allocation Fund

Annual Shareholder Report

August 31, 2026

Class P: GEAPX

This annual shareholder report contains important information about the Fund for the period of August 3, 2026 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/GEAMX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class P	$2	0.20%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

How did the Fund perform over the period?

Since its inception on August 3, 2026 through the period end, the Fund returned 0.70%, underperforming its benchmark, the MSCI All Country World Index (Net) (the Index) for the same period. Global equities rose in August 2026, with the Index gaining 2.67% on strong Technology earnings, AI-related capital spending, and a weaker U.S. dollar over the period. The Fund experienced significant inflows through August. Cash awaiting investment across global time zones following investor subscriptions into the Fund created a relative performance drag, accounting for virtually all the Fund's deviation from the Index from inception through the period end.

Performance Attribution

Top Contributors

Top Detractors

  IT sector on an absolute basis

  Cash reserved for investment

Key Fund Statistics

Table Summary
Net Assets	$592,103,855
Number of Portfolio Holdings	480
Portfolio Turnover Rate	1%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional Treasury Money Market Fund Premier Class	24.5%
NVIDIA Corp.	3.9%
Apple, Inc.	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc. Class A	1.6%
Alphabet, Inc. Class C	1.2%
Broadcom, Inc.	1.0%
Meta Platforms, Inc. Class A	0.9%
Tesla, Inc.	0.8%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	23.1%
Financials	13.3%
Industrials	7.8%
Consumer Discretionary	7.1%
Communication Services	6.5%
Health Care	6.2%
Materials	3.2%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.3%
Real Estate	0.8%
Exchange-Traded Funds	0.3%
Short-Term Investments	24.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United States	78.5%
Japan	2.9%
Canada	2.5%
Korea	2.5%
China	2.3%
United Kingdom	1.5%
Taiwan	1.4%
Australia	1.0%
France	0.9%
Germany	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/GEAMX-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

BB0207 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

Class P: GEAPX

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Equity Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has four audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Ami G. Kaplan, Deborah C. McLean, and Franklyn E. Smith. Mr. Cosgrove, Ms. Kaplan, Ms. McLean and Mr. Smith are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $824,000 and $786,300 for the fiscal period or years ended 2025 and 2026, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $255,500 and $132,027 for the fiscal period or years ended 2025 and 2026, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(e)  Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $255,500 and $132,027 for the fiscal period or years ended 2025 and 2026, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Equity Funds
Class M Shares • Class P Shares
Custom Global Equity Allocation Fund
Annual Financial Statements and Other Information
August 31, 2026

The "Neuberger" name and logos, and the "Neuberger Berman Investment Advisers LLC" name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend August 31, 2026 (Unaudited)
Neuberger Berman Equity Funds
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Schedule of Investments Custom Global Equity Allocation Fund^  August 31, 2026

Number of Shares		Value
Common Stocks 89.8%
Australia 1.2%
5,210	Anglogold Ashanti PLC	$582,507
20,154	APA Group	157,277
43,133	BHP Group Ltd.	2,047,110
24,969	Brambles Ltd.	350,520
18,000	Coles Group Ltd.	310,087
9,575	Computershare Ltd.	272,811
21,469	Evolution Mining Ltd.	228,924
62,206	Fortescue Ltd.	789,010
24,270	QBE Insurance Group Ltd.	387,143
7,092	Rio Tinto PLC	726,897
176,636	Telstra Group Ltd.	591,116
10,137	Wesfarmers Ltd.	577,066
		7,020,468
Austria 0.0%‡
1,784	OMV AG	141,946
Brazil 0.0%‡
895	Wheaton Precious Metals Corp.	134,894
Canada 3.0%
3,597	Agnico Eagle Mines Ltd.	729,885
1,678	Agnico Eagle Mines Ltd.	340,819
1,667	Alimentation Couche-Tard, Inc.	100,396
2,521	Bank of Montreal	429,713
9,056	Bank of Nova Scotia	828,987
14,910	Barrick Mining Corp.	668,715
614	Bombardier, Inc. Class B*	132,834
8,984	Brookfield Corp.	370,004
5,447	Canadian Imperial Bank of Commerce	618,253
5,708	Canadian National Railway Co.	712,702
14,936	Canadian Natural Resources Ltd.	748,875
3,356	Canadian Pacific Kansas City Ltd.	311,068
4,026	Canadian Pacific Kansas City Ltd.	372,956
1,740	Canadian Tire Corp. Ltd. Class A	235,800
4,611	Canadian Utilities Ltd. Class A	172,669
701	Celestica, Inc.*	210,328
9,759	Cenovus Energy, Inc.	313,482
4,290	CGI, Inc.	323,031
Number of Shares		Value
Canada – cont'd
11,588	Enbridge, Inc.	$587,113
5,208	George Weston Ltd.	365,400
5,267	Great-West Lifeco, Inc.	338,643
506	iA Financial Corp., Inc.	72,208
2,719	IGM Financial, Inc.	169,286
2,190	Imperial Oil Ltd.	287,807
14,212	Kinross Gold Corp.	435,194
8,668	Loblaw Cos. Ltd.	379,254
1,906	Lundin Gold, Inc.	135,749
3,509	Magna International, Inc.	230,397
13,090	Manulife Financial Corp.	555,259
457	National Bank of Canada	70,125
6,602	Pan American Silver Corp.	342,831
4,387	Power Corp. of Canada	290,705
3,603	Restaurant Brands International, Inc.	280,841
7,720	Royal Bank of Canada	1,578,591
6,265	Saputo, Inc.	183,798
6,435	Shopify, Inc. Class A*	948,431
2,717	Sun Life Financial, Inc.	213,388
8,168	Suncor Energy, Inc.	546,498
4,763	TC Energy Corp.	298,231
2,042	Teck Resources Ltd. Class B	139,247
1,317	TFI International, Inc.	176,956
1,228	Toromont Industries Ltd.	177,437
10,440	Toronto-Dominion Bank	1,263,014
16,493	Whitecap Resources, Inc.	213,727
		17,900,647
Chile 0.0%‡
10,351	Lundin Mining Corp.	277,157
China 2.8%
1,449,000	Agricultural Bank of China Ltd. Class H	1,172,924
100,758	ANTA Sports Products Ltd.	998,781
412,000	Bank of China Ltd. Class H	310,112
62,000	BOC Hong Kong Holdings Ltd.	416,843
610,000	China Construction Bank Corp. Class H	739,304
454,000	China Life Insurance Co. Ltd. Class H	1,754,964
93,500	China Merchants Bank Co. Ltd. Class H	607,751
76,500	China Overseas Land & Investment Ltd.	122,288
262,500	China Resources Land Ltd.	1,006,672
241,000	Geely Automobile Holdings Ltd.	541,127
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
Number of Shares		Value
China – cont'd
86,000	Great Wall Motor Co. Ltd. Class H	$86,566
1,812,000	Industrial & Commercial Bank of China Ltd. Class H	1,749,943
58,100	JD.com, Inc. Class A	831,647
59,200	NetEase, Inc.	1,453,104
220,500	Ping An Insurance Group Co. of China Ltd. Class H	1,590,783
97,000	Sino Biopharmaceutical Ltd.	67,443
24,123	SITC International Holdings Co. Ltd.	146,921
10,415	Tencent Holdings Ltd.	601,904
10,900	Yangzijiang Shipbuilding Holdings Ltd.	41,504
20,950	Yum China Holdings, Inc.	941,867
274,000	Zijin Mining Group Co. Ltd. Class H	1,280,085
		16,462,533
Cote D'Ivoire 0.1%
6,719	Endeavour Mining PLC	419,273
Denmark 0.1%
6,491	Danske Bank AS	375,816
811	Novo Nordisk AS Class B	36,849
405	Pandora AS	53,505
11,892	Tryg AS	284,760
		750,930
Finland 0.2%
6,304	Fortum OYJ	151,720
35,367	Nordea Bank Abp	723,633
6,182	Wartsila OYJ Abp	200,270
		1,075,623
France 1.1%
2,787	Amundi SA(a)	305,595
20,316	AXA SA	1,017,075
11,796	Ayvens SA(a)	156,199
1,186	Bureau Veritas SA	37,581
1,391	Capgemini SE	173,285
879	Christian Dior SE	413,710
16,535	Cie Generale des Etablissements Michelin SCA	672,218
1,560	Eiffage SA	197,510
2,371	Holcim AG*	208,370
487	Ipsen SA	92,262
3,349	Klepierre SA	145,720
1,215	Rexel SA	50,721
Number of Shares		Value
France – cont'd
2,199	Safran SA	$860,781
9,201	TotalEnergies SE	807,221
2,871	Unibail-Rodamco-Westfield	324,944
3,853	Veolia Environnement SA	145,900
8,288	Vinci SA	1,089,286
		6,698,378
Germany 1.0%
2,238	Allianz SE	1,171,876
19,801	Deutsche Post AG	1,291,211
30,841	Deutsche Telekom AG	1,016,667
1,898	Fresenius Medical Care AG	86,972
2,622	GEA Group AG	204,663
17,518	Mercedes-Benz Group AG	960,834
2,322	SAP SE	514,880
901	Siemens AG	298,896
2,057	Siemens Energy AG	339,712
1,374	Talanx AG	199,815
		6,085,526
Hong Kong 0.2%
142,712	HKT Trust & HKT Ltd.	222,303
8,000	Swire Pacific Ltd. Class A	108,695
155,000	Swire Pacific Ltd. Class B	301,756
298,000	WH Group Ltd.(a)	281,902
		914,656
Ireland 0.1%
22,967	AIB Group PLC	292,517
Israel 0.3%
13,563	Bank Hapoalim BM	350,421
10,547	Bank Leumi Le-Israel BM	269,182
47,433	Bezeq The Israeli Telecommunication Corp. Ltd.	124,756
4,614	Check Point Software Technologies Ltd.*	640,931
859	Harel Insurance Investments & Financial Services Ltd.	55,620
4,543	Mobileye Global, Inc. Class A*	38,752
853	Phoenix Financial Ltd.	53,577
		1,533,239
Italy 0.9%
108,826	Enel SpA	1,190,879
18,372	Generali	951,123
205,591	Intesa Sanpaolo SpA	1,621,241
1,259	Poste Italiane SpA	40,640
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
Number of Shares		Value
Italy – cont'd
16,850	Ryanair Holdings PLC	$454,073
4,557	UniCredit SpA	445,368
11,353	Unipol Assicurazioni SpA	372,139
		5,075,463
Japan 3.4%
3,443	Advantest Corp.	726,101
23,869	Aisin Corp.	336,332
16,157	Asahi Kasei Corp.	166,273
26,673	Astellas Pharma, Inc.	395,963
39,742	Bridgestone Corp.	1,031,177
27,269	Canon, Inc.	798,013
1,600	Daikin Industries Ltd.	211,881
4,900	Daito Trust Construction Co. Ltd.	102,141
29,472	Daiwa Securities Group, Inc.	340,104
500	Fast Retailing Co. Ltd.	226,761
507	Fuji Electric Co. Ltd.	43,956
16,231	Fujikura Ltd.	559,220
13,211	Fujitsu Ltd.	319,958
7,827	Furukawa Electric Co. Ltd.	196,961
23,909	Hitachi Ltd.	813,879
3,240	Hoya Corp.	498,930
1,006	Ibiden Co. Ltd.	128,812
10,367	Inpex Corp.	256,790
70,966	KDDI Corp.	1,314,703
2,116	Kioxia Holdings Corp.*	662,152
14,853	Kirin Holdings Co. Ltd.	283,950
16,750	Komatsu Ltd.	779,884
6,911	Kyocera Corp.	158,207
202	Lasertec Corp.	42,537
7,215	Makita Corp.	239,326
56,417	Mitsubishi UFJ Financial Group, Inc.	1,299,622
1,600	Mitsui Kinzoku Co. Ltd.	293,909
3,300	MS&AD Insurance Group Holdings, Inc.	105,497
9,230	Murata Manufacturing Co. Ltd.	415,480
5,387	Nexon Co. Ltd.	106,897
8,740	Nitto Denko Corp.	192,143
7,520	Obayashi Corp.	140,868
24,267	ORIX Corp.	954,578
6,583	Osaka Gas Co. Ltd.	237,235
5,166	Recruit Holdings Co. Ltd.	589,037
15,628	SBI Holdings, Inc.	324,202
1,118	SCREEN Holdings Co. Ltd.	95,179
9,248	Shin-Etsu Chemical Co. Ltd.	348,674
5,600	Shionogi & Co. Ltd.	102,027
Number of Shares		Value
Japan – cont'd
6,451	SoftBank Group Corp.	$209,986
28,073	Sompo Holdings, Inc.	1,203,756
15,177	Sony Group Corp.	381,539
52,542	Sumitomo Corp.	589,227
6,199	Sumitomo Mitsui Financial Group, Inc.	270,661
34,500	Sumitomo Mitsui Trust Group, Inc.	383,765
12,908	Suzuki Motor Corp.	179,944
1,930	Taisei Corp.	151,863
5,082	Takeda Pharmaceutical Co. Ltd.	183,397
1,828	Tokyo Electron Ltd.	645,836
6,910	Yokogawa Electric Corp.	221,120
		20,260,453
Korea 3.0%
1,251	Celltrion, Inc.*	172,668
4,070	Hana Financial Group, Inc.	405,335
1,285	Hyundai Mobis Co. Ltd.	425,798
13,556	Kia Corp.	1,297,557
750	KT&G Corp.	97,600
4,452	Samsung C&T Corp.	1,224,739
23,873	Samsung Electronics Co. Ltd.	3,253,189
25,786	Samsung Electronics Co. Ltd.	4,898,699
750	Shinhan Financial Group Co. Ltd.	59,678
4,122	SK Hynix, Inc.	5,041,815
824	SK Square Co. Ltd.*	624,352
		17,501,430
Luxembourg 0.0%‡
2,906	Eurofins Scientific SE	244,856
Mexico 1.0%
1,639,028	America Movil SAB de CV Series B	1,891,062
90,707	Fomento Economico Mexicano SAB de CV	1,092,981
9,373	Fresnillo PLC	393,012
146,396	Grupo Financiero Banorte SAB de CV Class O	1,659,875
46,562	Grupo Mexico SAB de CV Series B	637,183
		5,674,113
Netherlands 0.9%
2,155	ASML Holding NV	3,634,057
3,571	Heineken Holding NV	283,301
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
Number of Shares		Value
Netherlands – cont'd
16,789	ING Groep NV	$594,496
27,616	Koninklijke Ahold Delhaize NV	983,171
		5,495,025
New Zealand 0.0%‡
5,309	Fisher & Paykel Healthcare Corp. Ltd.	139,464
Nigeria 0.0%‡
27,980	Airtel Africa PLC(a)	125,011
Norway 0.1%
6,757	DNB Bank ASA	230,687
16,727	Norsk Hydro ASA	168,098
13,284	Orkla ASA	135,701
		534,486
Peru 0.0%‡
176	Credicorp Ltd.	64,483
Singapore 0.3%
20,100	DBS Group Holdings Ltd.	1,223,932
10,400	Oversea-Chinese Banking Corp. Ltd.	257,893
14,900	Singapore Exchange Ltd.	298,914
16,976	Singapore Technologies Engineering Ltd.	144,105
		1,924,844
South Africa 0.5%
4,882	Absa Group Ltd.	69,405
19,454	Gold Fields Ltd.	894,567
2,633	Naspers Ltd. Class N	128,864
18,828	Sanlam Ltd.	101,320
69,702	Standard Bank Group Ltd.	1,375,363
1,032	Valterra Platinum Ltd.	88,235
29,388	Woolworths Holdings Ltd.	78,691
		2,736,445
Spain 0.7%
162	Acciona SA	39,441
1,310	ACS Actividades de Construccion y Servicios SA	155,358
15,540	Aena SME SA(a)	476,894
3,745	Amadeus IT Group SA	253,257
39,240	Banco Bilbao Vizcaya Argentaria SA	1,140,847
41,004	CaixaBank SA	626,787
12,365	Endesa SA	604,664
1,811	Indra Sistemas SA	128,738
Number of Shares		Value
Spain – cont'd
12,853	Industria de Diseno Textil SA	$865,905
		4,291,891
Sweden 0.5%
7,655	Boliden AB	451,260
10,236	H & M Hennes & Mauritz AB Class B	187,831
5,929	Industrivarden AB Class A	336,451
13,609	Sandvik AB	546,199
19,098	Svenska Handelsbanken AB Class A	295,015
9,799	Swedbank AB Class A	384,894
10,797	Tele2 AB Class B	191,587
83,918	Telefonaktiebolaget LM Ericsson Class B	847,447
		3,240,684
Switzerland 0.7%
14,638	ABB Ltd.	1,430,571
3,809	Avolta AG*	214,964
454	Geberit AG	320,246
3,415	Logitech International SA	335,438
337	Sonova Holding AG	96,804
28,254	UBS Group AG*	1,547,705
		3,945,728
Taiwan 1.7%
277,396	Cathay Financial Holding Co. Ltd.	966,278
188,432	Chunghwa Telecom Co. Ltd.	807,854
7,006	Delta Electronics, Inc.	406,375
34,459	Fubon Financial Holding Co. Ltd.	156,425
85,000	Hon Hai Precision Industry Co. Ltd.	669,882
16,214	MediaTek, Inc.	2,006,177
279,708	Taiwan Mobile Co. Ltd.*	1,022,827
25,288	Taiwan Semiconductor Manufacturing Co. Ltd.	1,917,207
26,266	Uni-President Enterprises Corp.	63,094
531,000	United Microelectronics Corp.	2,159,353
		10,175,472
United Kingdom 1.8%
4,244	AstraZeneca PLC	684,209
127,869	Barclays PLC	848,028
11,325	British American Tobacco PLC ADR	629,330
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
8,500	Coca-Cola Europacific Partners PLC	$918,170
54,639	GSK PLC	1,374,149
2,933	Halma PLC	142,621
11,796	HSBC Holdings PLC	241,623
27,183	Imperial Brands PLC	928,763
105,801	International Consolidated Airlines Group SA Class DI	615,695
1,141	Intertek Group PLC	89,653
47,369	Kingfisher PLC	200,221
120,954	NatWest Group PLC	1,099,781
2,113	Next PLC	441,860
6,304	Reckitt Benckiser Group PLC	435,363
17,523	RELX PLC	628,747
29,081	Rolls-Royce Holdings PLC	591,047
5,111	Standard Chartered PLC	148,435
135,966	Tesco PLC	841,754
		10,859,449
United States 64.2%
20,273	Abbott Laboratories	2,237,327
9,088	Advanced Micro Devices, Inc.*	4,277,903
2,676	AerCap Holdings NV	390,535
385	Align Technology, Inc.*	61,519
2,156	Alliant Energy Corp.	146,565
25,167	Alphabet, Inc. Class C	8,441,263
33,556	Alphabet, Inc. Class A	11,387,229
52,570	Amazon.com, Inc.*	13,656,109
5,593	American Electric Power Co., Inc.	684,751
9,647	Amphenol Corp. Class A	1,529,532
3,216	Analog Devices, Inc.	1,164,642
10,952	Aon PLC Class A	3,521,287
124	AP Moller - Maersk AS Class B	415,039
77,737	Apple, Inc.	24,630,968
7,690	Ares Management Corp. Class A	1,100,977
8,249	Arista Networks, Inc.*	1,614,247
3,356	Autodesk, Inc.*	867,627
3,915	Avery Dennison Corp.	681,641
15,519	Baker Hughes Co.	986,232
9,927	Ball Corp.	625,103
54,388	Bank of America Corp.	3,368,793
4,194	Bank of New York Mellon Corp.	676,408
2,377	Biogen, Inc.*	514,977
1,398	Blackrock, Inc.	1,615,543
Number of Shares		Value
United States – cont'd
3,915	Bloom Energy Corp. Class A*	$807,664
8,669	Boeing Co.*	1,801,245
5,033	Booking Holdings, Inc.	1,002,020
3,356	Brinker International, Inc.*	766,846
13,562	Bristol-Myers Squibb Co.	906,077
19,434	Broadcom, Inc.	7,197,188
24,775	Brown & Brown, Inc.	1,788,012
1,078	Builders FirstSource, Inc.*	71,579
1,538	CACI International, Inc. Class A*	958,189
2,936	Caterpillar, Inc.	2,341,372
1,282	CDW Corp.	194,326
14,261	CenterPoint Energy, Inc.	564,736
1,818	Cheniere Energy, Inc.	530,292
12,024	Chevron Corp.	2,478,627
19,434	Chewy, Inc. Class A*	462,529
8,669	Church & Dwight Co., Inc.	864,993
1,678	Cigna Group	463,262
26,285	Cisco Systems, Inc.	2,904,230
9,927	Citigroup, Inc.	1,306,592
2,170	Citizens Financial Group, Inc.	149,448
28,802	Coca-Cola Co.	2,553,873
9,088	Colgate-Palmolive Co.	816,284
12,024	ConocoPhillips	1,593,060
2,796	Constellation Energy Corp.	768,257
4,055	Costco Wholesale Corp.	3,827,474
2,097	Credo Technology Group Holding Ltd.*	474,320
8,249	Crowdstrike Holdings, Inc. Class A*	1,905,519
18,176	CSX Corp.	918,070
12,444	CVS Health Corp.	1,168,616
6,431	Cytokinetics, Inc.*	456,022
5,872	Danaher Corp.	1,254,024
1,678	Deere & Co.	1,098,939
2,237	Dell Technologies, Inc. Class C	1,020,094
17,057	Devon Energy Corp.	827,435
4,055	Diamondback Energy, Inc.	812,946
3,495	Dollar Tree, Inc.*	442,432
2,097	DoorDash, Inc. Class A*	485,959
80,114	DraftKings, Inc. Class A*	1,945,969
693	DT Midstream, Inc.	90,797
2,517	DTE Energy Co.	341,381
1,119	EastGroup Properties, Inc.	223,240
3,216	Eaton Corp. PLC	1,292,446
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
Number of Shares		Value
United States – cont'd
28,942	EchoStar Corp. Class A*	$2,501,746
1,818	Ecolab, Inc.	514,858
18,875	Edwards Lifesciences Corp.*	1,712,906
11,465	Element Solutions, Inc.	407,466
4,614	Eli Lilly & Co.	5,337,152
4,334	Entergy Corp.	460,748
11,465	EQT Corp.	621,174
979	Essex Property Trust, Inc.	277,018
2,237	Extra Space Storage, Inc.	315,641
15,939	ExxonMobil Holdings Corp.	2,565,382
12,444	Fifth Third Bancorp	669,114
5,593	FirstEnergy Corp.	256,495
8,389	Floor & Decor Holdings, Inc. Class A*	421,715
8,948	Fortune Brands Innovations, Inc.	396,665
11,884	Freeport-McMoRan, Inc.	900,094
2,097	GE Vernova, Inc.	1,884,217
9,647	General Electric Co.	3,238,594
8,808	General Motors Co.	760,307
1,538	Goldman Sachs Group, Inc.	1,577,834
7,777	Graphic Packaging Holding Co.	87,102
8,529	Home Depot, Inc.	2,796,062
6,431	Howmet Aerospace, Inc.	1,575,273
1,973	Insmed, Inc.*	240,351
42,923	Intel Corp.*	3,842,038
15,328	Intercontinental Exchange, Inc.	2,463,210
1,433	InterContinental Hotels Group PLC	229,963
1,232	Intuit, Inc.	442,658
4,835	Ionis Pharmaceuticals, Inc.*	291,841
9,787	ITT, Inc.	1,960,238
4,614	Jacobs Solutions, Inc.	687,717
17,057	Johnson & Johnson	4,534,603
15,240	JPMorgan Chase & Co.	5,425,745
7,270	KKR & Co., Inc.	797,664
18,316	Lam Research Corp.	5,522,091
4,194	Linde PLC	2,053,299
212,519	Lionsgate Studios Corp.*	2,407,840
2,237	Lockheed Martin Corp.	1,255,471
1,258	Lumentum Holdings, Inc.*	1,150,768
15,232	Marsh & McLennan Cos., Inc.	2,891,034
1,119	Martin Marietta Materials, Inc.	580,425
5,732	Marvell Technology, Inc.	1,213,235
Number of Shares		Value
United States – cont'd
7,131	MasterCard, Inc. Class A	$4,202,370
839	McKesson Corp.	742,783
22,231	Merck & Co., Inc.	3,284,853
11,605	Meta Platforms, Inc. Class A	6,642,006
2,960	MetLife, Inc.	281,703
5,173	Micron Technology, Inc.	4,959,510
43,762	Microsoft Corp.	22,200,025
25,726	Mondelez International, Inc. Class A	1,596,813
24,468	Monster Beverage Corp.*	1,123,571
1,398	Moody's Corp.	705,487
7,270	Morgan Stanley	1,550,836
592	Motorola Solutions, Inc.	287,298
2,377	MSCI, Inc.	1,356,411
9,992	Nasdaq, Inc.	985,311
22,790	Netflix, Inc.*	1,847,129
13,842	NextEra Energy, Inc.	1,139,750
37,051	NIKE, Inc. Class B	1,447,212
10,067	NiSource, Inc.	411,942
15,169	Novartis AG	2,313,021
2,936	NRG Energy, Inc.	323,312
3,076	Nucor Corp.	767,893
12,304	nVent Electric PLC	1,854,828
125,833	NVIDIA Corp.	27,781,410
3,915	Old Dominion Freight Line, Inc.	782,843
13,981	Oracle Corp.	2,084,847
15,939	O'Reilly Automotive, Inc.*	1,415,383
1,818	Parker-Hannifin Corp.	1,780,622
59,561	Pfizer, Inc.	1,695,106
31,039	PG&E Corp.	411,888
12,723	Philip Morris International, Inc.	2,383,018
6,571	Phillips 66	1,620,277
5,173	PNC Financial Services Group, Inc.	1,239,606
5,593	Prologis, Inc.	782,573
5,593	QUALCOMM, Inc.	953,495
1,678	Quest Diagnostics, Inc.	403,223
1,155	RadNet, Inc.*	87,572
4,754	Realty Income Corp.	291,325
3,355	Regency Centers Corp.	250,853
979	Regeneron Pharmaceuticals, Inc.	782,299
3,775	Republic Services, Inc.	833,973
4,598	Roche Holding AG	2,006,772
2,936	Royal Gold, Inc.	767,676
13,422	RTX Corp.	2,788,152
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
Number of Shares		Value
United States – cont'd
77,178	Ryan Specialty Holdings, Inc.	$3,255,368
3,775	S&P Global, Inc.	1,645,296
9,507	Salesforce, Inc.	2,448,433
1,119	Sandisk Corp.*	1,753,137
9,035	Sanofi SA	806,090
6,991	Sempra	571,165
15,100	ServiceNow, Inc.*	2,234,649
39,097	Shell PLC	1,791,277
3,495	Sherwin-Williams Co.	1,184,141
4,754	Snowflake, Inc.*	1,575,618
3,356	Steel Dynamics, Inc.	780,673
5,033	Stryker Corp.	1,629,685
2,269	Sun Communities, Inc.	275,502
7,889	Sunbelt Rentals Holdings, Inc.	560,618
6,292	Take-Two Interactive Software, Inc.*	1,382,352
385	Talen Energy Corp.*	113,868
2,237	Targa Resources Corp.	656,895
7,321	Tenaris SA	203,494
1,818	Tenet Healthcare Corp.*	483,424
16,219	Tesla, Inc.*	5,967,781
10,206	Texas Instruments, Inc.	2,662,847
2,936	Thermo Fisher Scientific, Inc.	1,811,806
10,766	TJX Cos., Inc.	1,441,675
462	TKO Group Holdings, Inc.	84,366
2,796	T-Mobile U.S., Inc.	504,510
2,936	Toll Brothers, Inc.	421,169
5,898	Tradeweb Markets, Inc. Class A	635,215
10,067	TransUnion	854,789
4,341	Trimble, Inc.*	260,200
9,927	U.S. Bancorp	611,305
18,176	Uber Technologies, Inc.*	1,375,014
3,619	UDR, Inc.	133,722
1,540	UGI Corp.	59,213
1,258	Ulta Beauty, Inc.*	675,672
4,614	Union Pacific Corp.	1,387,291
839	United Rentals, Inc.	870,882
6,431	UnitedHealth Group, Inc.	2,504,296
Number of Shares		Value
United States – cont'd
8,109	Unum Group	$755,921
13,562	Valvoline, Inc.*	434,798
6,851	Ventas, Inc.	624,606
4,614	Verisk Analytics, Inc.	894,101
2,377	Vertex Pharmaceuticals, Inc.*	1,294,324
13,634	Visa, Inc. Class A	5,172,331
1,875	Vistra Corp.	257,569
9,647	Walt Disney Co.	1,037,535
5,327	Warby Parker, Inc. Class A*	131,044
3,076	Waste Connections, Inc.	508,524
2,377	Waters Corp.*	985,576
1,309	Waystar Holding Corp.*	34,270
16,638	Wells Fargo & Co.	1,437,357
3,915	Welltower, Inc.	924,880
3,356	Western Digital Corp.	1,512,046
10,626	Williams Cos., Inc.	797,481
11,325	Wynn Resorts Ltd.	1,033,746
9,647	Yum! Brands, Inc.	1,478,982
		379,835,861
Total Common Stocks (Cost $532,911,180)		531,832,945
Exchange-Traded Funds 0.4%
5,092	iShares Russell 1000 ETF (Cost $2,139,702)	2,138,029

Short-Term Investments 29.3%
Investment Companies 29.3%
173,666,007	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(b) (Cost $173,666,007)	173,666,007
Total Investments 119.5% (Cost $708,716,889)		707,636,981
Liabilities Less Other Assets (19.5)%		(115,533,126)
Net Assets 100.0%		$592,103,855

‡	Represents less than 0.05% of net assets of the Fund.
*	Non-income producing security.
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at August 31, 2026 amounted to $1,345,601, which represents 0.2% of net assets of the Fund.

(b)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$76,979,093	13.0%
Banks	40,752,303	6.9%
Technology Hardware, Storage & Peripherals	38,201,584	6.4%
Software	33,599,769	5.7%
Interactive Media & Services	27,072,402	4.6%
Insurance	24,335,679	4.1%
Pharmaceuticals	23,819,973	4.0%
Oil, Gas & Consumable Fuels	18,587,333	3.1%
Capital Markets	18,466,002	3.1%
Broadline Retail	15,950,037	2.7%
Metals & Mining	15,420,897	2.6%
Aerospace & Defense	12,387,502	2.1%
Financial Services	10,706,370	1.8%
Automobiles	9,794,116	1.7%
Specialty Retail	9,474,560	1.6%
Machinery	9,193,017	1.5%
Hotels, Restaurants & Leisure	8,419,450	1.4%
Electrical Equipment	8,409,575	1.4%
Entertainment	8,319,223	1.4%
Consumer Staples Distribution & Retail	7,249,968	1.2%
Communications Equipment	6,803,990	1.1%
Health Care Equipment & Supplies	6,376,635	1.1%
Beverages	6,255,846	1.1%
Ground Transportation	6,193,099	1.0%
Electric Utilities	6,178,470	1.0%
Health Care Providers & Services	5,940,148	1.0%
Wireless Telecommunication Services	5,259,686	0.9%
Professional Services	5,012,625	0.8%
Chemicals	4,866,854	0.8%
Life Sciences Tools & Services	4,296,262	0.7%
Electronic Equipment, Instruments & Components	4,076,683	0.7%
Tobacco	4,038,711	0.7%
Biotechnology	3,752,482	0.6%
IT Services	3,469,061	0.6%
Industrial Conglomerates	3,372,317	0.6%
Textiles, Apparel & Luxury Goods	2,913,208	0.5%
Diversified Telecommunication Services	2,762,696	0.5%
Automobile Components	2,734,674	0.5%
Trading Companies & Distributors	2,639,420	0.4%
Media	2,501,746	0.4%
Food Products	2,261,308	0.4%
Multi-Utilities	2,207,793	0.4%
Exchange-Traded Funds	2,138,029	0.4%
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
POSITIONS BY INDUSTRY (cont’d)
Industry	Investments at Value	Percentage of Net Assets
Household Products	$2,116,640	0.4%
Construction & Engineering	1,734,885	0.3%
Commercial Services & Supplies	1,693,017	0.3%
Health Care REITs	1,549,486	0.3%
Containers & Packaging	1,393,846	0.2%
Air Freight & Logistics	1,291,211	0.2%
Real Estate Management & Development	1,231,101	0.2%
Energy Equipment & Services	1,189,726	0.2%
Passenger Airlines	1,069,768	0.2%
Retail REITs	1,012,842	0.2%
Industrial REITs	1,005,813	0.2%
Building Products	1,000,371	0.2%
Household Durables	802,708	0.1%
Construction Materials	788,795	0.1%
Residential REITs	686,242	0.1%
Marine Transportation	561,960	0.1%
Transportation Infrastructure	476,894	0.1%
Gas Utilities	453,725	0.1%
Independent Power and Renewable Electricity Producers	371,437	0.1%
Specialized REITs	315,641	0.1%
Other industries representing less than 0.05% of net assets of the Fund	34,270	0.0%
Short-Term Investments and Other Liabilities—Net	58,132,881	9.8%
	$592,103,855	100.0%
See Notes to Financial Statements

Schedule of Investments Custom Global Equity Allocation Fund^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$6,293,571	$726,897	$—	$7,020,468
Cote D'Ivoire	—	419,273	—	419,273
Mexico	5,281,101	393,012	—	5,674,113
Nigeria	—	125,011	—	125,011
United Kingdom	2,163,195	8,696,254	—	10,859,449
United States	377,254,003	2,581,858	—	379,835,861
Other Common Stocks#	127,898,770	—	—	127,898,770
Total Common Stocks	518,890,640	12,942,305	—	531,832,945
Exchange-Traded Funds	2,138,029	—	—	2,138,029
Short-Term Investments	—	173,666,007	—	173,666,007
Total Investments	$521,028,669	$186,608,312	$—	$707,636,981

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statement of Assets and Liabilities
Neuberger Berman Equity Funds

Custom Global Equity Allocation Fund
August 31, 2026
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$707,636,981
Foreign currency(b)	109,034
Dividends and interest receivable	247,986
Receivable from Management (Note B)	56,738
Prepaid expenses and other assets	46,936
Total Assets	708,097,675
Liabilities
Payable to investment manager (Note B)	25,045
Payable for securities purchased	115,856,086
Payable to sub-administrator (Note B)	1,625
Payable to trustees	5,054
Other accrued expenses and payables	106,010
Total Liabilities	115,993,820
Net Assets	$592,103,855
Net Assets consist of:
Paid-in capital	$593,080,337
Total distributable earnings/(losses)	(976,482)
Net Assets	$592,103,855
Net Assets
Class M	$8,108,276
Class P	583,995,579
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class M	805,355
Class P	58,017,681
Net Asset Value, offering and redemption price per share
Class M	$10.07
Class P	10.07
*Cost of Investments:
(a) Unaffiliated issuers	$708,716,889
(b) Total cost of foreign currency	$108,979

See Notes to Financial Statements

Statement of Operations
Neuberger Berman Equity Funds

Custom Global Equity Allocation Fund
For the Period from August 3, 2026 (Commencement of Operations) to August 31, 2026
Investment Income :
Income (Note A):
Dividend income—unaffiliated issuers	$164,682
Interest income—unaffiliated issuers	108,278
Foreign taxes withheld	(3,570)
Total income	$269,390
Expenses:
Investment management fees (Note B)	25,045
Sub-administration fees (Note B):
Class M	525
Class P	1,100
Shareholder servicing agent fees:
Class M	5,000
Class P	5,500
Audit fees	34,740
Legal fees	3,500
Registration and filing fees	4,250
Shareholder reports	4,275
Trustees' fees and expenses	5,054
Miscellaneous and other fees (Note A)	1,808
Total expenses	90,797
Expenses reimbursed by Management (Note B)	(56,738)
Total net expenses	34,059
Net investment income/(loss)	$235,331
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(38,207)
Settlement of foreign currency transactions	(91,502)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(1,079,908)
Foreign currency translations	(2,196)
Net gain/(loss) on investments	(1,211,813)
Net increase/(decrease) in net assets resulting from operations	$(976,482)
See Notes to Financial Statements

Statement of Changes in Net Assets
Neuberger Berman Equity Funds

CUSTOM GLOBAL EQUITY ALLOCATION FUND
Period from August 03, 2026 (Commencement of Operations) to
August 31, 2026
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$235,331
Net realized gain/(loss) on investments	(129,709)
Change in net unrealized appreciation/(depreciation) of investments	(1,082,104)
Net increase/(decrease) in net assets resulting from operations	(976,482)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class M	12,960,000
Class P	584,979,137
Payments for shares redeemed:
Class M	(4,858,800)
Net increase/(decrease) from Fund share transactions	593,080,337
Net Increase/(Decrease) in Net Assets	592,103,855
Net Assets:
Beginning of period	—
End of period	$592,103,855
See Notes to Financial Statements

Notes to Financial Statements Custom Global Equity Allocation Fund
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Equity Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Custom Global Equity Allocation Fund (the "Fund") is a separate operating series of the Trust, and is diversified. The Fund currently offers Class M shares and Class P shares. The Fund had no operations until August 3, 2026, other than matters relating to the Fund's organization and its registration of shares under the 1933 Act. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to that Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in equity securities and exchange-traded funds ("ETFs"), for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed and maintains procedures to periodically evaluate prices and other information provided by independent pricing services, including assessing the reasonableness of valuations and monitoring pricing service performance.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the intention of the Fund to qualify for treatment as a registered investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
The Fund adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09") for the period ended August 31, 2026. The adoption of this standard affected only the financial statement disclosures and had no impact on the Fund's financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the period ended August 31, 2026, Management determined that the income taxes paid by the Fund were not significant.
For federal income tax purposes, the estimated cost of investments held at August 31, 2026 was $708,823,855. The estimated gross unrealized appreciation was $6,804,881 and estimated gross unrealized depreciation was $7,993,856 resulting in net unrealized depreciation in value of investments of $1,188,975 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the period ended August 31, 2026, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in-capital.

As of August 31, 2026, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$223,685 (a)	$—	$(1,188,919)(a)	$(11,248)(a)	$—	$(976,482)(a)

(a)	Period from August 3, 2026 (Commencement of Operations) to August 31, 2026.
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales, mark-to-market adjustments on forwards and mark to market adjustment on passive foreign investment companies.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2026, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$—	$11,248
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At August 31, 2026, there were no outstanding balances of such accrued capital gains taxes for the Fund.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), the Fund may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Any income from these ECJ tax reclaims is included in the Statement of Operations in "Other income" and any costs incurred in pursuing these reclaims (which are excluded from contractual expense limitations) are recorded in "Miscellaneous and other fees". Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in "Prepaid expenses and other assets" and the costs incurred in pursuing these reclaims are recorded in "Other accrued expenses and payables". These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.
7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.
8
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.
11
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

12
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
13
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Fund's CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly an investment management fee at an annual rate of 0.15% of the first $1 billion of the Fund’s average daily net assets, 0.10% of the next $1 billion, and 0.07% average daily net assets in excess of $2 billion. Accordingly, for the period ended August 31, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.15% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Class M and Class P do not pay NBIA a fee for administrative services. With the Fund’s consent, NBIA may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and the Fund directly or indirectly will compensate each such third party that provides such services to the Fund. The Fund also will pay directly or indirectly for expenses approved by the Board for certain technology related costs associated with services covered by the Administration Agreement. In addition, the Fund will compensate third parties, including investment providers, for recordkeeping, accounting or other services.
NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that the operating expenses, per annum of each class's respective average daily net assets, is limited to the percentage listed below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by NBIA, in its sole discretion, without notice to the Fund. These undertakings apply to the Fund's direct expenses and exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion).

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Period Ended August 31, 2026
Class M	0.20%	8/3/2026	$21,805
Class P	0.20%	8/3/2026	34,933
The Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class M and Class P shares, and bears the advertising and promotion expenses.
However, the Distributor will be reimbursed from Class P of the Fund under its distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as reimbursement for administrative and other services provided to the Class P of the Fund, its activities and expenses related to the sale and distribution of Class P shares, and ongoing services provided to investors in the Class P of the Fund, the Distributor receives from the Class P of the Fund a fee up to the annual rate of 0.25% of Class P’s average daily net assets. The Distributor may pay up to the full amount of this fee to investment providers that make available Class P shares and /or provide services to the Class P and its shareholders. The fee paid to an investment provider is based on the level of such services provided. Investment providers may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class P of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Class P's Plan complies with those rules.
With respect to Class M of the Fund pursuant to its Plan, no separate payment is required of the Fund. To the extent that any payments made by the class to the Distributor should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of Class M of the Fund within the context of Rule 12b-1 under the 1940 Act, those payments are authorized under the Plan.
Note C—Securities Transactions:
During the period ended August 31, 2026, there were purchase and sale transactions of long-term securities as follows:
Purchases	Sales and Maturities
$538,150,606	$3,061,262
During the period ended August 31, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:
Share activity for the period ended August 31, 2026, was as follows:
	For the Period Ended August 31, 2026
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total

Class M(a)	1,289,299	—	(483,944)	805,355
Class P(a)	58,017,681	—	—	58,017,681

(a)	Period from August 3, 2026 (Commencement of Operations) to August 31, 2026.
Note E—Line of Credit:
At August 31, 2026, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.00% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at August 31, 2026. During the period ended August 31, 2026, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In September 2026, the FASB issued Accounting Standards Update No. 2026-03 "Investment Companies with Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2026-03"). ASU 2026-03 amends the fair value measurement guidance under ASC 820, applicable to investment companies within the scope of ASC 946. Previously, a contractual sale restriction on an equity security was viewed as a characteristic of the reporting entity holding the equity security, rather than a characteristic of the equity security itself, and, therefore, was not considered in the fair value measurement of the equity security. Under ASU 2026-03, investment companies within the scope of ASC 946 are required to incorporate the effect of a contractual sale restriction into the fair value measurement of an equity security by applying a discount reflecting the amount market participants would demand as a result of the restriction, if considered material. This requirement does not apply to restrictions already reflected in the economics of another transaction (e.g., securities pledged as collateral for a borrowing). Additionally, the amendment also requires disclosure of the amount of the discount attributable to contractual sale restrictions included in the fair value measurement. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, including interim periods therein, with early adoption permitted on or after September 9, 2026. Management opted to early adopt in September 2026, which was subsequent to August 31, 2026, and therefore had no impact on these financial statements.

Financial Highlights
Custom Global Equity Allocation Fund
The following tables include selected data for a share outstanding throughout the fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions

Class M
Period from 8/3/2026[e] to 8/31/2026	$10.00	$0.01	$0.06	$0.07	$—	$—	$—	$—

Class P
Period from 8/3/2026[e] to 8/31/2026	$10.00	$0.01	$0.06	$0.07	$—	$—	$—	$—
See Notes to Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in million)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$10.07	0.70%	$8.1	4.17%[f]	0.21%[f]	1.48%[f]	1%[b]

$10.07	0.70%	$584.0	0.42%[f]	0.20%[f]	1.41%[f]	1%[b]

Notes to Financial Highlights Custom Global Equity Allocation Fund

a	Calculated based on the average number of shares outstanding during the fiscal period.
b	Not annualized.
c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the
Fund during the fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The Fund has a limited performance history that should not be relied upon. Total return would have been lower if Management had not reimbursed and/or waived certain expenses.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	The date investment operations commenced.
f	Annualized.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Custom Global Equity Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Custom Global Equity Allocation Fund (the “Fund”) (one of the series constituting the Neuberger Berman Equity Funds (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for the period from August 3, 2026 (commencement of operations) to August 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting the Neuberger Berman Equity Funds) at August 31, 2026, and the results of its operations, changes in its net assets and its financial highlights for the period from August 3, 2026 (commencement of operations) to August 31, 2026, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
October 27, 2026

Directory (Unaudited)
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Class M and Class P Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Unaudited)
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies (Unaudited)
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.
Initial Board Consideration of the Management Agreement (Unaudited)
Prior to approving the management agreement with Neuberger Berman Investment Advisers LLC (with its affiliates, "Management") (the "Agreement") with respect to Custom Global Equity Allocation Fund (the "Fund"), the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Equity Funds (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Management, as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), evaluated the Agreement at its March 26, 2026 meeting. Throughout the process, the Independent Fund Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel").
In evaluating the Agreement with respect to the Fund, the Board, including the Independent Fund Trustees, reviewed materials provided by Management and met with senior representatives of Management regarding its personnel, operations, and financial condition as they relate to the Fund.
In connection with its deliberations on the Agreement with respect to the Fund, the Board also considered the broad range of information relevant to the Agreement that is provided to the Board (including its various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for series of other funds managed by Management ("Neuberger Funds"). In addition, the Board has established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review. The Board has also established other committees that focus on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the contract review process.
The Independent Fund Trustees receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of the Agreement. During the course of their deliberations regarding their review of the Agreement, the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
In connection with its approval of the Agreement with respect to the Fund, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund and whether the Agreement was in the best interests of the Fund and its shareholders. The Board considered all factors it deemed relevant with respect to the Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided to the Fund and its shareholders; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of the Fund’s shareholders. The Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board. This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
With respect to the nature, extent, and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who would perform services for the Fund. The Board noted that Management also would provide certain administrative services, including fund accounting, and compliance services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions for the Fund, and reviewed the quality of the execution services that Management had provided to other Neuberger Funds. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between a fund’s investments and those of other funds or accounts managed by Management. The Board noted the extensive range of services that Management will provide to the Fund beyond the investment management services. The Board noted that Management will also be responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management will assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities will include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also noted that the Fund would use the same service providers as the other series of the Trust and considered its review and evaluation, in its capacity as the Board, of Management’s activities to oversee the various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology that will support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation for the Fund and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year for the Neuberger Funds, some of them a result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered actions taken by Management, on behalf of the Neuberger Funds, in response to market conditions over the past year and considered the overall performance of Management in this context.
With respect to the overall fairness of the Agreement, the Board considered the Fund’s proposed fee structure and anticipated total expense ratios under the Agreement as compared to a peer group of funds having comparable investment programs. The Board considered that relative to its peer group of funds, the

Fund’s management fee and anticipated total expense ratio against a peer group of comparable funds were lower than the median management fee rate and total expense ratio of the peer group of funds.
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management with investment objectives, policies, and strategies that were similar to those of the Fund. The Board noted that there were no comparable advised or sub-advised funds or separate accounts.
The Board considered that the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of such breakpoints in the Fund’s advisory fees, and whether such breakpoints are set at appropriate asset levels, and concluded that the fee structure was reasonable based in part on the nature of the Fund and its investment strategy, in part based on the observation that the Fund was priced to scale—that is, the projected expense ratios for the classes were comparable to those of much larger funds. The Board also considered the projected profitability for the Fund provided by Management and any fall-out (i.e., indirect) benefits likely to accrue to Management from its relationship with the Fund. The Board concluded that the benefits expected to accrue to Management by virtue of its relationship to the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.
Conclusions
In approving the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to provide a high level of service to the Fund; that the Fund’s proposed fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided; and that the benefits expected to accrue to Management by virtue of its relationship with the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.

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Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully the Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.neuberger.com
BB0209 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contract for Custom Global Equity Allocation Fund is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  November 5, 2026

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  November 5, 2026